Restatement of Previously Issued Consolidated Financial Statements (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost of sales	$ 22,393	$ 18,408	$ 15,476
Gross profit	50,038	49,006	47,456
Selling, general and administrative expenses	41,980	37,481	34,338
Total operating expenses	49,534	45,311	45,571
Operating income	504	3,695	1,885
Other income (expenses)	100	(174)	1,186
Income from continuing operations before income taxes	(394)	2,756	2,348
Income tax expense	2,664	2,985	2,069
Income (loss) from continuing operations	(3,058)	(229)	279
Net loss	(720)	(957)	(1,245)
Income attributable to non-controlling interest	(124)	459	270
Net loss attributable to shareholders of Sinovac	(596)	(1,416)	(1,515)
Income (loss) from continuing operations	(3,058)	(229)	279
Foreign currency translation adjustments		(4,047)	(2,320)
Comprehensive loss from continuing operations	2,338	(728)	(1,524)
Comprehensive loss	(9,563)	(5,342)	(3,648)
Comprehensive (income) loss attributable to non-controlling interest	953	82	35
Comprehensive loss attributable to shareholders of Sinovac	$ (8,610)	$ (5,260)	$ (3,613)
Basic net loss per share - continuing operations	$ (0.05)	$ (0.02)	$ 0.00
Basic net loss per share attributable to shareholders of Sinovac	(0.01)	(0.03)	(0.03)
Diluted net loss per share - continuing operations	(0.05)	(0.02)	0.00
Diluted net loss per share attributable to shareholders of Sinovac	$ (0.01)	$ (0.03)	$ (0.03)
Scenario, Previously Reported [Member]
Cost of sales		$ 18,425
Gross profit		48,989
Selling, general and administrative expenses		37,436	$ 34,166
Total operating expenses		45,266	45,399
Operating income		3,723	2,057
Other income (expenses)		73	1,312
Income from continuing operations before income taxes		3,031	2,646
Income tax expense		(2,516)	(1,458)
Income (loss) from continuing operations		515	1,188
Net loss		(213)	(336)
Income attributable to non-controlling interest		(861)	(515)
Net loss attributable to shareholders of Sinovac		(1,074)	(851)
Income (loss) from continuing operations		515	1,188
Foreign currency translation adjustments		(4,137)	(2,344)
Comprehensive loss from continuing operations		(3,622)	(1,156)
Comprehensive loss		(4,688)	(2,763)
Comprehensive (income) loss attributable to non-controlling interest		(298)	(207)
Comprehensive loss attributable to shareholders of Sinovac		$ (4,986)	$ (2,970)
Basic net loss per share - continuing operations		$ (0.01)	$ 0.01
Basic net loss per share attributable to shareholders of Sinovac		(0.02)	(0.02)
Diluted net loss per share - continuing operations		(0.01)	0.01
Diluted net loss per share attributable to shareholders of Sinovac		$ (0.02)	$ (0.02)
Restatement Adjustment [Member]
Cost of sales		$ (17)
Gross profit		17
Selling, general and administrative expenses		45	$ 172
Total operating expenses		45	172
Operating income		(28)	(172)
Other income (expenses)		(247)	(126)
Income from continuing operations before income taxes		(275)	(298)
Income tax expense		(469)	(611)
Income (loss) from continuing operations		(744)	(909)
Net loss		(744)	(909)
Income attributable to non-controlling interest		402	245
Net loss attributable to shareholders of Sinovac		(342)	(664)
Income (loss) from continuing operations		(744)	(909)
Foreign currency translation adjustments		90	24
Comprehensive loss from continuing operations		(654)	(885)
Comprehensive loss		(654)	(885)
Comprehensive (income) loss attributable to non-controlling interest		380	242
Comprehensive loss attributable to shareholders of Sinovac		$ (274)	$ (643)
Basic net loss per share - continuing operations		$ (0.01)	$ (0.01)
Basic net loss per share attributable to shareholders of Sinovac		(0.01)	(0.01)
Diluted net loss per share - continuing operations		(0.01)	(0.01)
Diluted net loss per share attributable to shareholders of Sinovac		$ (0.01)	$ (0.01)